Fee and commission income	12 Months Ended
Dec. 31, 2022
Fee And Commission Income
Fee and commission income

34.	Fee and commission income

The heading “Fee and commission income” comprises the amount of all fees and commissions accruing in favor of the Bank in the year, except those that form an integral part of the effective interest rate on financial instruments.

The breakdown of the balance of this item is as follows:

Thousand of reais	2022	2021	2020

Collection and payment services:
Bills	1,097,170	1,228,497	1,146,929
Demand accounts	2,917,271	3,088,728	2,984,289
Cards (Credit and Debit) and Acquiring Services	5,890,549	5,208,160	6,300,583
Checks and other	109,014	108,487	126,481
Orders	751,766	660,177	844,056
Total	10,765,770	10,294,049	11,402,338

Marketing of non-Banking financial products:
Investment funds	568,455	672,915	545,822
Insurance	3,524,201	3,499,342	3,043,036
Capitalization plans	803,052	703,980	630,453
Total	4,895,708	4,876,237	4,219,311

Securities services:
Securities underwriting and placement	1,017,763	894,182	695,654
Securities trading	325,960	304,507	267,576
Administration and custody	704,936	640,608	485,756
Asset management	890	946	1,161
Total	2,049,549	1,840,243	1,450,147

Other:
Foreign exchange	1,888,194	1,511,807	1,396,715
Financial guarantees	678,908	804,503	728,232
Other fees and commissions	959,594	1,061,250	1,409,964
Total	3,526,696	3,377,560	3,534,911

Total	21,237,723	20,388,089	20,606,707